July 31, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

VIA EDGAR

Re:	Firsthand Funds (File Nos. 33-73832 and 811-08268) Preliminary Proxy Statement for Firsthand Funds

Ladies and Gentlemen:

On behalf of Firsthand Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with a Special Meeting of Shareholders of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand e-Commerce Fund, and Firsthand Alternative Energy Fund, each of which is to be held on November 9, 2009.

The purpose of the Special Meeting is to seek shareholders’ approval of a new investment advisory agreement with SiVest Group, Inc. for each series of Firsthand Funds.

Please contact the undersigned at (408) 624-9531 with any comments or questions.

Very truly yours,

/s/ Kelvin Leung
General Counsel,
SiVest Group, Inc.